GOODWILL AND INTANGIBLE ASSETS (Notes)	12 Months Ended
Dec. 31, 2016
Goodwill and Intangible Assets Disclosure [Abstract]
GOODWILL AND INTANGIBLE ASSETS
GOODWILL AND INTANGIBLE ASSETS

Goodwill - The following table sets forth our goodwill by segment for the periods indicated:

	December 31,	December 31,
	2016	2015
	(Thousands of dollars)
Natural Gas Gathering and Processing	$122,291	$122,291
Natural Gas Liquids	268,544	268,544
Natural Gas Pipelines	134,700	134,700
Total goodwill	$525,535	$525,535

Intangible Assets - The following table sets forth the gross carrying amount and accumulated amortization of intangible assets for the periods indicated:

	December 31,	December 31,
	2016	2015
	(Thousands of dollars)
Gross intangible assets	$581,633	$581,632
Accumulated amortization	(101,809)	(89,909)
Net intangible assets	$479,824	$491,723

At December 31, 2016 and 2015, ONEOK Partners had $324.3 million and $336.2 million, respectively, of intangible assets related primarily to contracts acquired through acquisitions in the Natural Gas Gathering and Processing and Natural Gas Liquids segments, which are being amortized over periods of 20 to 40 years. The remaining intangible asset balance has an indefinite life. Amortization expense for intangible assets for 2016, 2015 and 2014 was $11.9 million, $11.9 million and $11.8 million, respectively, and the aggregate amortization expense for each of the next five years is estimated to be approximately $11.9 million.